Consolidated Statements of Cash Flows (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 1,954,949	$ 1,795,375	$ 1,842,913
Adjustments To Reconcile Net Income To Net Cash Provided By Operating Activities:
Depreciation Expense	1,055,662	1,491,028	1,549,477
Amortization Of Intangible Assets	37,503	60,023	90,000
Stock Option Compensation Expense	4,472	33,123	34,424
Discount Accretion And Premium Amortization	5,712,398	5,536,476	3,690,505
Provisions For Losses On Loans	1,975,000	8,650,000	7,800,000
Mandatorily Redeemable Financial Instrument Valuation Income	0	(50,000)	(196,000)
Income From Bank Owned Life Insurance	(315,000)	(420,000)	(415,000)
Gain On Sales Of Loans	(498,879)	(534,968)	(1,404,879)
Gain On Sales Of Mortgage-Backed Securities	(804,959)	(1,255,867)	(1,207,238)
Gain On Sales Of Investment Securities	(140,517)	(1,044,387)	(313,361)
(Gain) Loss On Sale Of Real Estate Owned	(694,650)	4,230	256,484
Write Down On Real Estate Owned	2,933,000	608,920	1,409,564
Amortization Of Deferred Fees On Loans	(8,994)	(18,665)	(11,550)
Proceeds From Sale Of Loans Held For Sale	22,536,178	40,891,379	74,175,983
Origination Of Loans Held For Sale	(24,136,288)	(37,861,948)	(74,775,875)
(Increase) Decrease In Accrued Interest Receivable:
Loans	476,180	24,029	45,190
Mortgage-Backed Securities	86,488	(43,244)	19,713
Investment Securities	(337,607)	93,864	(185,958)
Increase (Decrease) In Advance Payments By Borrowers	(161,040)	(31,024)	54,156
Decrease In Prepaid FDIC Assessment	359,681	674,171	1,172,294
Other, Net	1,261,763	(1,576,174)	444,784
Net Cash Provided By Operating Activities	11,295,340	17,026,341	14,075,626
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase Of Mortgage-Backed Securities Available For Sale	(57,808,416)	(95,362,225)	(116,717,564)
Principal Repayments On Mortgage-Backed Securities Available For Sale	43,332,870	48,615,134	58,109,556
Purchase Of Mortgage-Backed Securities Held To Maturity	(9,130,181)	(26,183,966)	(12,726,562)
Principal Repayments On Mortgage-Backed Securities Held To Maturity	1,144,542	1,241,459	3,725,195
Purchase Of Investment Securities Available For Sale	(44,272,326)	(75,048,637)	(88,254,904)
Maturities Of Investment Securities Available For Sale	14,662,340	30,601,423	31,044,163
Purchase of Investment Securities Held To Maturity	(14,513,829)	(18,532,549)	(7,043,450)
Maturities Of Investment Securities Held To Maturity	13,592,535	8,598,502	1,628,735
Proceeds From Sale of Investment Securities Available For Sale	5,441,135	28,213,347	16,463,819
Proceeds From Sale of Mortgage-Backed Securities Available For Sale	34,874,060	50,076,125	48,564,592
Investment In Certificates Of Deposits With Other Banks	0	(1,625,000)	0
Purchase Of FHLB Stock	(657,887)	(34,343)	0
Redemption Of FHLB Stock	2,950,287	2,830,728	1,356,915
Decrease In Loans Receivable	28,481,291	40,557,533	62,562,563
Capital Improvements To Repossessed Assets	0	(36,877)	(549,458)
Proceeds From Sale Of Repossessed Assets	7,623,802	3,974,160	10,804,585
Purchase And Improvement Of Premises And Equipment	(247,260)	(416,712)	(629,609)
Net Cash Provided (Used) By Investing Activities	25,472,963	(2,531,898)	8,338,576
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (Decrease) In Deposit Accounts	(19,862,403)	5,843,942	(3,895,323)
Proceeds From FHLB Advances	60,400,000	106,501,384	148,420,000
Repayment Of FHLB Advances	(77,212,620)	(122,567,920)	(174,287,544)
Repayments Of Other Borrowings, Net	(484,142)	(1,394,088)	(864,996)
Proceeds From Issuance Of Preferred Stock	0	0	22,000,000
Proceeds From Issuance Of Common Stock	0	0	4,829,060
Redemption Of Preferred Stock	0	0	(18,000,000)
Dividends To Preferred Stock Shareholders	(330,000)	(440,000)	(726,222)
Dividends To Common Stock Shareholders	(706,560)	(942,027)	(858,184)
Net Cash Used By Financing Activities	(38,195,725)	(12,998,709)	(23,383,209)
Net Increase (Decrease) In Cash And Cash Equivalents	(1,427,422)	1,495,734	(969,007)
Cash And Cash Equivalents At Beginning Of Year	9,331,372	7,835,638	8,804,645
Cash And Cash Equivalents At End Of Year	7,903,950	9,331,372	7,835,638
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	7,692,965	12,527,487	16,377,342
Income Taxes	274,656	2,863,176	429,432
Supplemental Schedule Of Non Cash Transactions:
Transfers From Loans Receivable	2,456,478	4,276,679	15,581,977
Unrealized Gains (Losses) On Securities Available For Sale, Net Of Taxes	$ 897,737	$ 2,895,898	$ (970,405)